Trade payables	12 Months Ended
Dec. 31, 2019
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2019	2018
Non-current
Trade payables with related parties (Note 27)	—	15
Trade payable with suppliers	798	1,493
	798	1,508
Current
Trade payables with suppliers	145,740	110,375
Trade payables with related parties (Note 27)	3,017	4,266
	148,757	114,641

Fair value of trade payables does not materially differ from book value.